Related party transactions (Detail Narrative) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 24, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Research and development expense		$ 3,081,000	$ 2,406,000	$ 2,754,000
Key management personnel of entity or parent [member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		$ 0	$ 10,000
Voting shares of Directors and key management personnel control		27.00%	28.00%
One Zero Zero Five Five Zero Nine Eight Minimum Manitoba Ltd [Member]
Statement [Line Items]
Other Fee And Commission Expense		$ 11,000	$ 10,000
One Zero Zero Five Five Zero Nine Eight Maximum Manitoba Ltd [Member]
Statement [Line Items]
Other Fee And Commission Expense		13,000	11,000
CanAm Bioresearch Inc. [Member]
Statement [Line Items]
Consideration amount	$ 100,000	100,000
Assets transactionsdescription	(i) the sale or transfer of all or substantially all of the Assets to a third party purchaser who is not an affiliate of Medicure; (ii) any license to develop, commercialize, use, offer for sale, sell, import, export or exploit P5P Analogues up to a maximum value payable to CanAm of $20,000 and (iii) the sale of an United State Food and Drug Administration priority review voucher obtained in connection with the development of P5P Analogues
First investigational new drug application	$ 500,000
First New Drug Application	250,000
Net amount	$ 500,000
Genesys Venture Inc [Member]
Statement [Line Items]
Research and development expense		5,000	7,000	4,000
Amount payable for services provided recorded within accounts payable and accrued liabilities		32,000	57,000
Services expense		85,000	85,000	85,000
Rental expense		222,000	222,000	229,000
Commercial And Information Technology		44,000	36,000	34,000
Clinical research services		439,000	318,000	$ 254,000
ADF Family Holding Corp [Member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		0	0
One Zero Zero Five Five Zero Nine Eight Manitoba Ltd [Member]
Statement [Line Items]
Amount payable for services provided recorded within accounts payable and accrued liabilities		$ 0	$ 0